Financial Instruments and Risk Management (Market Risk - Sensitivity Analysis for Variable Rate Instruments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (10)
Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(5)
Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	5
Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	10
Non-derivative instruments [Member] | Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Non-derivative instruments [Member] | Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Non-derivative instruments [Member] | Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Non-derivative instruments [Member] | Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Swap contract [Member] | Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(14)
Swap contract [Member] | Decrease 1% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	16
Swap contract [Member] | Decrease 1% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Swap contract [Member] | Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(7)
Swap contract [Member] | Decrease 0.5% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	8
Swap contract [Member] | Decrease 0.5% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Swap contract [Member] | Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	7
Swap contract [Member] | Increase 0.5% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(8)
Swap contract [Member] | Increase 0.5% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Swap contract [Member] | Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	14
Swap contract [Member] | Increase 1% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(16)
Swap contract [Member] | Increase 1% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 1